Inventories	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of inventories [text block]
8 INVENTORIES

	06/30/2024	12/31/2023
Finished goods
Pulp
Domestic (Brazil)	619,278	576,774
Foreign	1,548,559	1,271,335
Paper
Domestic (Brazil)	666,547	569,771
Foreign	135,721	137,653
Work in process	121,527	93,325
Raw materials
Wood	2,196,594	1,666,817
Operating supplies and packaging	904,625	795,274
Spare parts and other	1,005,012	931,052

(-) Expected credit losses	(71,183)	(95,053)
	7,126,680	5,946,948
8.1 Roll-forward of estimated losses

	06/30/2024	12/31/2023
Opening balance	(95,053)	(105,989)
Additions	(15,132)	(65,085)
Reversals	418	33,666
Write-offs	38,584	42,355
Closing balance	(71,183)	(95,053)
On June 30, 2024, and December 31, 2023, there were no inventory items pledged as collateral.